Goodwill, Net (Details) - Beijing Tuqiang Yunxia Technology Limited [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Mar. 31, 2022
Goodwill [Line Items]
Identifiable intangible assets as goodwill	¥ 454
Yuancui
Goodwill [Line Items]
Percentage of equity interest		78.00%